Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan [Member] - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Equity Based Compensation [Line Items]
Opening balance	6,405	6,244
Granted	1,108	2,745
Vested	(1,733)	(1,520)
Forfeited	(277)	(1,064)
Closing balance	5,503	6,405